Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	24 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Obra Defensive High Yield ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%
Obra High Grade Structured Products ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.20%	12.54%
Obra Opportunistic Structured Products ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		6.49%	7.69%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	4.35%	5.10%
ICE BofA U.S. High Yield Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.48%
ICE BofA 1-3 Year U.S. Corporate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.51%	11.03%
ICE BofA 1-3 Year BBB U.S. Corporate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.71%	5.62%